Loans - Loans Serviced for Others (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	$ 3,493,312	$ 3,323,521
Analysis Of Capitalized Mortgage Loan Servicing Rights [Abstract]
Balance at beginning of period	26,232	16,904	$ 19,171
Originated servicing rights capitalized	6,061	11,436	13,957
Change in fair value due to price	14,272	3,380	(10,833)
Change in fair value due to pay downs	(4,076)	(5,488)	(5,391)
Balance at end of year	42,489	26,232	16,904
Loans sold and serviced that have had servicing rights capitalized	3,493,312	3,323,521	$ 2,982,833
Fannie Mae
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	1,840,221	1,753,255
Freddie Mac
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	1,375,514	1,344,675
Ginnie Mae
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	169,421	170,983
FHLB
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	72,809	49,581
Other
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	$ 35,347	$ 5,027